Shareholder Fees - FidelityStrategicDividendIncomeFund-RetailPRO	Jan. 28, 2023 USD ($)
FidelityStrategicDividendIncomeFund-RetailPRO | Fidelity Strategic Dividend and Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none